ALLIANCEBERNSTEIN FUNDS
                                                 --AllianceBernstein Value Fund
                                       --AllianceBernstein Small Cap Value Fund
                                   --AllianceBernstein International Value Fund
                                          --AllianceBernstein Global Value Fund
                                     --AllianceBernstein Disciplined Value Fund
                                  --AllianceBernstein Utility Income Value Fund
ALLIANCE CAPITAL                --AllianceBernstein Real Estate Investment Fund
_______________________________________________________________________________


Supplement dated July 2, 2001 to the Prospectus of the AllianceBernstein Funds dated February 28, 2001 that offers the Class A, B, and C shares.

This Supplement supersedes certain information contained in the Prospectus.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) and Examples

The following table replaces the Annual Fund Operating Expenses and Examples table for the AllianceBernstein Small Cap Value Fund and the AllianceBernstein International Value Fund.


ALLIANCEBERNSTEIN
SMALL CAP
VALUE FUND                       Class A  Class B  Class C                        Class A  Class B# Class B## Class C#  Class C##
                                 -------  -------  -------                        -------  -------- --------- --------  ---------
Management fees                    1.00%    1.00%    1.00%     After 1 year        $  561   $  613   $  213    $  313    $  213
Distribution (12b-1 fees)           .30%    1.00%    1.00%     After 3 years(b)    $1,012   $1,025   $  825    $  825    $  825
Other expenses*                     .91%     .91%     .91%
                                  -----    -----    -----
Total Fund operating expenses      2.21%    2.91%    2.91%
                                  -----    -----    -----
                                  -----    -----    -----
Waiver and/or Expense
  Reimbursement(a)                (0.81)%  (0.81)%   (0.81)%
                                  -----    -----    -----
Net Expenses(a)                    1.40%    2.10%    2.10%
                                  -----    -----    -----
                                  -----    -----    -----

ALLIANCEBERNSTEIN
INTERNATIONAL
VALUE FUND                       Class A  Class B  Class C                        Class A  Class B# Class B## Class C#  Class C##
                                 -------  -------  -------                        -------  -------- --------- --------  ---------
Management fees                    1.00%    1.00%    1.00%     After 1 year        $  542   $  593   $  193      $  293   $  193
Distribution (12b-1 fees)           .30%    1.00%    1.00%     After 3 years(b)    $1,000   $1,012   $  812      $  812   $  812
Other expenses*                     .94%     .94%     .94%
                                  -----    -----    -----
Total Fund operating expenses      2.24%    2.94%    2.94%
                                  -----    -----    -----
                                  -----    -----    -----
Waiver and/or Expense
  Reimbursement(a)                (1.04)%  (1.04)%  (1.04)%
                                  -----    -----    -----
Net Expenses(a)                    1.20%    1.90%    1.90%
                                  -----    -----    -----
                                  -----    -----    -----


#    Assumes redemption at the end of period.

##   Assumes no redemption at end of period.

*    Based on estimated amounts for the current fiscal year.

(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver runs through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms. Certain fees waived or expenses borne by Alliance through March 27, 2002 may be reimbursed by the Fund during the three years after commencement of operations. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the percentages shown above or cause the total of the payments to exceed the Fund's total initial organizational and offering expenses.

(b) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.


Householding
Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, effective September 1, 2001 all Alliance Mutual funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call Alliance Global Investor Services at 1-800-221-5672. We will resume separate mailings for your account within 30 days of your request.


Privacy
Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.


You should retain this Supplement with your prospectus for future reference.

R This is a registered mark used under license from the owner, Alliance Capital Management L. P.

ACBVIPROSUP701



                                                        ALLIANCEBERNSTEIN FUNDS
                                                 --AllianceBernstein Value Fund
                                       --AllianceBernstein Small Cap Value Fund
                                   --AllianceBernstein International Value Fund
                                          --AllianceBernstein Global Value Fund
                                  --AllianceBernstein Utility Income Value Fund
ALLIANCE CAPITAL                --AllianceBernstein Real Estate Investment Fund
_______________________________________________________________________________

Supplement dated July 2, 2001 to the Prospectus of the AllianceBernstein Funds dated February 28, 2001 that offers the Advisor Class shares.

This Supplement supersedes certain information contained in the Prospectus.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) and Examples

The following table replaces the Annual Fund Operating Expenses and Examples table for the AllianceBernstein Small Cap Value Fund and the AllianceBernstein International Value Fund.


ALLIANCEBERNSTEIN
SMALL CAP VALUE FUND                  Advisor                           Advisor
                                     ---------                          -------
Management fees                          1.00%      After one year        $112
Distribution (12b-1 fees)                0.00%      After three years(b)  $521
Other expenses*                           .91%
                                        -----
Total Fund operating expenses            1.91%
                                        -----
                                        -----
Waiver and/or Expense Reimbursement(a)  (0.81)%
                                        -----
Net Expenses(a)                          1.10%
                                        -----
                                        -----


ALLIANCEBERNSTEIN
INTERNATIONAL VALUE FUND              Advisor                           Advisor
                                     ---------                          -------
Management fees                          1.00%      After one year        $ 92
Distribution (12b-1 fees)                0.00%      After three years(b)  $508
Other expenses*                           .94%
                                        -----
Total Fund operating expenses            1.94%
                                        -----
                                        -----
Waiver and/or Expense Reimbursement(a)  (1.04)%
                                        -----
Net Expenses(a)                          0.90%
                                        -----
                                        -----


*    Based on estimated amounts for the current fiscal year.

(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses. This waiver runs through the Fund's current fiscal year and may be extended by Alliance for additional one-year terms. Certain fees waived or expenses borne by Alliance through March 27, 2002 may be reimbursed by the Fund during the three years after commencement of operations. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the percentages shown above or cause the total of the payments to exceed the Fund's total initial organizational and offering expenses.

(b) These examples assume that Alliance's agreement to waive management fees and/or bear Fund expenses is not extended beyond its initial period.


Householding
Many shareholders of the Alliance Mutual Funds have family members living in the same home who also own shares of the same Funds. In order to reduce the amount of duplicative mail that is sent to homes with more than one Fund account and to reduce expenses of the Fund, effective September 1, 2001 all Alliance Mutual funds will, until notified otherwise, send only one copy of each prospectus, shareholder report and proxy statement to each household address. This process, known as "householding", does not apply to account statements, confirmations, or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call Alliance Global Investor Services at 1-800-221-5672. We will resume separate mailings for your account within 30 days of your request.

Privacy
Alliance Capital Management L.P., the Alliance Family of Funds and Alliance Fund Distributors, Inc. (collectively, "Alliance" or "we") understand the importance of maintaining the confidentiality of our customers' nonpublic personal information. In order to provide financial products and services to our customers efficiently and accurately, we may collect nonpublic personal information about our customers from the following sources: (1) information we receive from account documentation, including applications or other forms (which may include information such as a customer's name, address, social security number, assets and income) and (2) information about our customers' transactions with us, our affiliates and others (including information such as a customer's account balances and account activity).

It is our policy not to disclose nonpublic personal information about our customers (or former customers) except to our affiliates, or to others as permitted or required by law. From time to time, Alliance may disclose nonpublic personal information that we collect about our customers (or former customers), as described above, to non-affiliated third party providers, including those that perform processing or servicing functions and those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement that requires the third party provider to adhere to Alliance's privacy policy. We have policies and procedures to safeguard nonpublic personal information about our customers (or former customers) which include: (1) restricting access to such nonpublic personal information and (2) maintaining physical, electronic and procedural safeguards that comply with federal standards to safeguard such nonpublic personal information.


R This is a registered mark used under license from the owner, Alliance Capital Management L. P.

ACBVIADVPROSUP701